Infrareit Acquisition (Assets And Liabilities Assumed) (Details) - USD ($) $ in Millions			3 Months Ended	8 Months Ended
	May 16, 2019	Jul. 21, 2017	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill			$ 4,740	$ 4,740	$ 4,064
Total purchase price paid			$ 1,324
Sharyland Merger Agreement [Member]
Total assets acquired		$ 383
Total purchase price paid		$ 408
InfraREIT [Member]
Current assets				45
Property, plant and equipment - net				1,800
Goodwill				676
Regulatory assets				16
Other noncurrent assets				10
Total assets acquired				2,547
Short-term debt				115
Other current liabilities				24
Regulatory liabilities				148
Liability in lieu of deferred income taxes				97
Long-term debt, including due currently				839
Total liabilities assumed				1,223
Net assets acquired				1,324
Total purchase price paid	$ 1,324			$ 1,324